Label	Element	Value
Aggressive Growth Lifestyle Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aggressive Growth Lifestyle Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks growth through investments in a combination of the Funds of VC II and VALIC Company I (“VC I”), another investment company managed by The Variable Annuity Life Insurance Company (“VALIC”) (“Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. If separate account fees were shown, then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or “turns over” its portfolio). An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the Underlying Fund and the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio. Some of the Underlying Funds, however, may have portfolio turnover rates as high as 100% or more.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the net operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more Underlying Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Generally, the Fund invests a larger portion of its assets in Underlying Funds that invest in securities with a greater opportunity for capital growth, such as stocks, and generally has a higher level of risk than the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund. The Fund’s indirect holdings are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers. A portion of the Fund’s indirect holdings may also include fixed-income securities of foreign issuers. The Fund’s indirect holdings in fixed-income securities may include high yielding, high risk fixed-income securities (often referred to as “junk bonds”).

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

• domestic equity securities	45	% - 70%
• fixed-income securities	10	% - 50%
• international equity securities	5	% - 25%
• real estate securities	0	% - 15%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio.

The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The risks of investing in the Fund include indirect risks associated with the Fund’s investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Funds’ Investment Objectives, Strategies and Investment Risks” and the “Investment Glossary” in the Prospectus, any of which could cause the Fund’s return, the price of the Fund’s shares or the Fund’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.

Active Trading Risk: The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Funds. High portfolio turnover rates of the Underlying Funds can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk: The subadviser chooses the Underlying Funds in which the Fund invests. As a result, the subadviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees payable to it by the adviser for subadvising some Underlying Funds are higher than the fees payable to the subadviser by the adviser for subadvising other Underlying Funds. However, the subadviser is subject to the adviser’s oversight and has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds.

Equity Securities Risk: The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Underlying Fund’s income.

Credit Risk: The Fund may suffer losses if the issuer of a fixed-income security owned by an Underlying Fund is unable to make interest or principal payments.

Foreign Investment Risk: The Underlying Funds may invest in foreign securities. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The Underlying Funds may invest in fixed-income securities. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Underlying Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.

Fund-of-Funds Risk: The costs of investing in the Fund, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Underlying Funds Risk: The risks of the Fund owning the Underlying Funds generally reflect the risks of owning the underlying securities held by the Underlying Funds, although lack of liquidity could result in an investment in the Underlying Funds being more volatile than an investment in an Underlying Fund’s portfolio of securities. Disruptions in the markets for the securities held by the Underlying Funds could result in losses on the Fund’s investment in such securities. The Underlying Funds also have fees that increase their costs versus owning the underlying securities directly.

Large-Cap Company Risk: The Underlying Funds may invest in large-cap companies. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Junk Bond Risk: The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as “junk bonds”), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Market Risk: The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. The Fund is subject to the risk that the selection of the Underlying Funds and the allocation and reallocation of the Fund’s assets among the various asset classes and market sectors may not produce the desired result.

Real Estate Investments Risk: The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

Mid-Cap Company Risk: The Underlying Funds may invest in mid-cap companies. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Small-Cap Company Risk: The Underlying Funds may invest in small-cap companies. Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before an Underlying Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Underlying Fund Securities Lending Risk: Certain Underlying Funds may lend portfolio securities to generate additional income. Engaging in securities lending could increase the market and credit risk for an Underlying Fund’s investments. An Underlying Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or an Underlying Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Underlying Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to an Underlying Fund on a timely basis and the Underlying Fund may therefore lose the opportunity to sell the securities at a desirable price. If an Underlying Fund in which the Fund invests incurs losses as a result of its securities lending activities, the value of the Underlying Fund may decrease, which will have an adverse effect on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index and a blended index. The blended index is comprised of the Russell 3000® Index (54%), the MSCI EAFE Index (net) (13%), the Bloomberg Barclays U.S. Aggregate Bond Index (25%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (8%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index and a blended index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The blended index is comprised of the Russell 3000® Index (54%), the MSCI EAFE Index (net) (13%), the Bloomberg Barclays U.S. Aggregate Bond Index (25%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (8%).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart below, the highest return for a quarter was 16.88% (quarter ended September 30, 2009) and the lowest return for a quarter was -17.12% (quarter ended December 31, 2008). For the year-to-date through September 30, 2016, the Fund’s return was 7.45%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.12%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2015)
Aggressive Growth Lifestyle Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.31%
Aggressive Growth Lifestyle Fund | Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.27%
Aggressive Growth Lifestyle Fund | Aggressive Growth Lifestyle Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	285
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,115
Annual Return 2006	rr_AnnualReturn2006	14.00%
Annual Return 2007	rr_AnnualReturn2007	9.80%
Annual Return 2008	rr_AnnualReturn2008	(32.95%)
Annual Return 2009	rr_AnnualReturn2009	29.17%
Annual Return 2010	rr_AnnualReturn2010	15.92%
Annual Return 2011	rr_AnnualReturn2011	(0.17%)
Annual Return 2012	rr_AnnualReturn2012	15.21%
Annual Return 2013	rr_AnnualReturn2013	21.96%
Annual Return 2014	rr_AnnualReturn2014	4.30%
Annual Return 2015	rr_AnnualReturn2015	(0.90%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.18%

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund's annual report, which reflects the net operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more Underlying Funds.
[2]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2017, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.